Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 156,421	$ 163,217
ECL coverage	1.00%	0.80%
Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151,794	$ 160,438
Collateral value	$ 3,729	$ 3,994
ECL coverage	0.30%	0.30%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,260	$ 683
Collateral value	$ 143	$ 9
ECL coverage	15.10%	9.10%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,367	$ 2,096
Collateral value	$ 149	$ 331
ECL coverage	30.60%	35.90%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27,204	$ 30,483
ECL coverage	1.50%	2.00%
– UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,183	$ 29,184
Collateral value	$ 1,092	$ 1,157
ECL coverage	0.30%	0.60%
– UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64	$ 121
Collateral value	$ 5	$ 1
ECL coverage	37.50%	12.40%
– UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 957	$ 1,178
Collateral value	$ 97	$ 120
ECL coverage	30.20%	34.70%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 72,430	$ 73,596
ECL coverage	0.80%	0.10%
– Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 70,620	$ 73,332
Collateral value	$ 517	$ 741
ECL coverage	0.30%	0.00%
– Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,224	$ 244
Collateral value	$ 0	$ 0
ECL coverage	23.10%	12.70%
– Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 586	$ 20
Collateral value	$ 0	$ 0
ECL coverage	17.60%	5.00%
Not collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,279	$ 64,046
ECL coverage	0.50%	0.30%
Not collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,053	$ 40
ECL coverage	26.50%	22.50%
Not collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 828	$ 1,038
ECL coverage	40.90%	45.30%
Not collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,586	$ 10,527
ECL coverage	0.50%	1.10%
Not collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 15
ECL coverage	42.90%	6.70%
Not collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 407	$ 635
ECL coverage	42.00%	50.70%
Not collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,917	$ 30,506
ECL coverage	0.60%	0.00%
Not collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 705	$ 0
ECL coverage	38.60%	0.00%
Not collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 0
ECL coverage	35.90%	0.00%
Fully collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83,456	$ 89,664
ECL coverage	0.20%	0.30%
Fully collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,054	$ 634
ECL coverage	3.80%	8.20%
Fully collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,274	$ 584
ECL coverage	20.30%	11.50%
Fully collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,218	$ 16,483
ECL coverage	0.20%	0.40%
Fully collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 52	$ 104
ECL coverage	38.50%	12.50%
Fully collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 346	$ 348
ECL coverage	5.20%	9.50%
Fully collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,817	$ 41,861
ECL coverage	0.10%	0.10%
Fully collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 519	$ 244
ECL coverage	2.10%	12.70%
Fully collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 388	$ 20
ECL coverage	8.20%	5.00%
Partially collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,059	$ 6,728
ECL coverage	0.50%	0.40%
Partially collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 153	$ 9
ECL coverage	15.00%	11.10%
Partially collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 265	$ 474
ECL coverage	47.90%	45.60%
Partially collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,379	$ 2,174
ECL coverage	0.20%	0.30%
Partially collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5	$ 2
ECL coverage	20.00%	50.00%
Partially collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 204	$ 195
ECL coverage	49.00%	27.70%
Partially collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 886	$ 965
ECL coverage	0.60%	0.20%
Partially collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 503	$ 282
ECL coverage	4.80%	7.10%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 743	$ 178
ECL coverage	17.20%	13.50%
– less than 50% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41	$ 15
ECL coverage	41.50%	6.70%
– less than 50% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36	$ 56
ECL coverage	2.80%	5.40%
– less than 50% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 378	$ 102
ECL coverage	0.80%	11.80%
– less than 50% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 382	$ 11
ECL coverage	8.10%	0.00%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 447	$ 321
ECL coverage	3.10%	9.00%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 286	$ 161
ECL coverage	9.10%	15.50%
– 51% to 75% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8	$ 75
ECL coverage	25.00%	13.30%
– 51% to 75% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 250	$ 128
ECL coverage	5.20%	12.50%
– 51% to 75% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 137	$ 138
ECL coverage	5.80%	13.00%
– 51% to 75% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 3
ECL coverage	0.00%	0.00%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60	$ 14
ECL coverage	1.70%	21.40%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 149
ECL coverage	14.50%	6.70%
– 76% to 90% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 5
ECL coverage	0.00%	20.00%
– 76% to 90% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 139
ECL coverage	0.00%	5.80%
– 76% to 90% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 4
ECL coverage	0.00%	25.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44	$ 17
ECL coverage	2.30%	0.00%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 183	$ 96
ECL coverage	52.50%	8.30%
– 91% to 100% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 9
ECL coverage	0.00%	0.00%
– 91% to 100% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49	$ 25
ECL coverage	8.20%	24.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 6
ECL coverage	25.00%	16.70%